Contingent and Deferred Consideration Payable (Tables)	12 Months Ended
Dec. 31, 2022
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable	Contingent and deferred consideration payable is comprised of the following balances:

Total
Balance at December 31, 2020	9,562
Payments made during the year	(7,681)
Additions in the year	30,716
Fair value gain	(1,782)
Balance at December 31, 2021	$30,815
Payments made during the year	(19,834)
Additions in the year	8,168
Fair value loss	9,075
Foreign exchange	(1,078)
Balance at December 31, 2022	$27,146
Current portion of contingent and deferred consideration payable	$18,171
Non-current portion of contingent and deferred consideration payable	$8,975